Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property Plant And Equipment (Tables) [Abstract]
Schedule of property plant and equipment
	2016	2015
Land	$68.560	$65.076
Buildings and improvements	3.159.699	2.758.018
Machinery and equipment	4.379.553	4.070.878
Machinery, equipment and rental equipment under capitalized leases	88.079	69.179
Construction in progress	466.217	445.431
	8.162.108	7.408.582
Accumulated depreciation	(4.388.895)	(3.983.008)
Property, plant and equipment, net	$3.773.213	$3.425.574